Earnings Per Share (Details) - Schedule of basic and diluted earnings per share (Parentheticals) - S/ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Basic And Diluted Earnings Per Share Abstract
Diluted earnings per share (S/)	S/ 0.41	S/ 0.36	S/ 0.14